Other Financial Assets - Summary of Other Financial Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Jan. 31, 2018	Feb. 01, 2017
Disclosure of other financial assets [line items]
Current	$ 12.8	$ 11.5	$ 3.5
Non-current	20.0	21.4	20.1
Total other financial assets	32.8	32.9	23.6
Restricted investment [member]
Disclosure of other financial assets [line items]
Total other financial assets	15.7	17.3	16.1
Derivative financial instruments [member]
Disclosure of other financial assets [line items]
Total other financial assets	3.4	5.5	1.3
Other financial asset [member]
Disclosure of other financial assets [line items]
Total other financial assets	$ 13.7	$ 10.1	$ 6.2